Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0001906364
Registrant Name	FG Merger II Corp.
Registration File Number	333-290357
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A